Variable interest entities - Non-consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Other assets	$ 472,300	$ 416,064	$ 409,877
Other liabilities	427,492	374,300
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Other assets	3,258	2,905
Other liabilities	946	951
Maximum loss exposure	$ 4,205	$ 3,856